Other Liabilities, Provisions and Commitments - Summary of Contractual Maturities of Operating Lease Commitments (Detail) $ in Millions	Dec. 31, 2017 MXN ($)
Mexican pesos [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Contractual maturities of operating lease commitments	$ 740
Mexican pesos [Member] | 2018 [member]
Disclosure of maturity analysis of operating lease payments [line items]
Contractual maturities of operating lease commitments	106
Mexican pesos [Member] | Later than 1 year and not later than 5 years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Contractual maturities of operating lease commitments	423
Mexican pesos [Member] | Later than 5 years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Contractual maturities of operating lease commitments	211
U.S. dollars [member]
Disclosure of maturity analysis of operating lease payments [line items]
Contractual maturities of operating lease commitments	990
U.S. dollars [member] | 2018 [member]
Disclosure of maturity analysis of operating lease payments [line items]
Contractual maturities of operating lease commitments	103
U.S. dollars [member] | Later than 1 year and not later than 5 years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Contractual maturities of operating lease commitments	682
U.S. dollars [member] | Later than 5 years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Contractual maturities of operating lease commitments	205
Other currencies [member]
Disclosure of maturity analysis of operating lease payments [line items]
Contractual maturities of operating lease commitments	1
Other currencies [member] | 2018 [member]
Disclosure of maturity analysis of operating lease payments [line items]
Contractual maturities of operating lease commitments	$ 1